Bank Borrowings	12 Months Ended
Dec. 31, 2023
Bank Borrowings
Bank Borrowings

14. Bank Borrowings

Bank borrowings consisted of the following:

	December 31,
	2023	2022

	(in US$’000)
Current	31,155	—
Non-current	48,189	18,104
	79,344	18,104

The weighted average interest rate for outstanding bank borrowings for the years ended December 31, 2023 and 2022 was 3.41% per annum and 1.73% per annum respectively. The carrying amounts of the Group’s outstanding bank borrowings as at December 31, 2023 and 2022 were denominated in RMB.

(i)	Short-term working capital loan facility

In November 2023, a subsidiary entered into a short-term working capital loan facility with a bank in the amount of RMB300,000,000 (US$41,923,000) with an annual interest rate at the 1-year China Loan Prime Rate (“LPR”) less 0.95%. As at December 31, 2023, RMB222,941,000 (US$31,155,000) was drawn from the facility.

(ii)	10-year fixed asset loan facility

In October 2021, a subsidiary entered into a 10-year fixed asset loan facility agreement with the bank for the provision of a secured credit facility in the amount of RMB754,880,000 (US$105,490,000) with an annual interest rate at the 5-year China LPR less 0.8% (which was supplemented in June 2022) and interest payments commencing upon completion of the underlying construction in progress. This credit facility is guaranteed by the immediate holding company of the subsidiary and secured by the underlying leasehold land and buildings. As at December 31, 2023 and 2022, RMB344,840,000 (US$48,189,000) and RMB126,083,000 (US$18,104,000) were utilized from the fixed asset loan facility respectively. For the years ended December 31, 2023 and 2022, US$1,047,000 and US$110,000 were related to capitalized interest.

(iii)	1-year revolving loan facility

In May 2022, the Group through its subsidiary, entered into a 1-year revolving loan facility with a bank in the amount of HK$390,000,000 (US$50,000,000) with an interest rate at Hong Kong Interbank Offered Rate plus 0.5% per annum. This credit facility was guaranteed by the Company and expired in May 2023.

The Group’s bank borrowings are repayable as from the dates indicated as follows:

	December 31,
	2023	2022

	(in US$’000)
Not later than 1 year	31,155	—
Between 1 to 3 years	3,192	360
Between 3 to 4 years	2,872	839
Between 4 to 5 years	6,384	1,079
Later than 5 years	35,741	15,826
	79,344	18,104

As at December 31, 2023 and 2022, the Group had unutilized bank borrowing facilities of US$68,069,000 and US$140,289,000 respectively.